RISK MANAGEMENT (Details 1)	12 Months Ended
Dec. 31, 2018
Business [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Companies with annual sales > = COP 20,000 M and < COP 80,000 M except for Banco Agrícola and BAM, which place borrowers with annual sales >= USD 5 M and < USD 25 M.
Business Construction [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.
Corporate Construction [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.
Corporate [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Companies with annual sales >= COP 80,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Institutional Financing [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Financial sector institutions.
Government [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Annual sales < COP 20,000 M, with a classification between small, medium, large and plus except for Banistmo which includes borrowers < USD 10 M in annual sales, for Banco Agrícola and BAM < USD 5 M.
SME Construction [Member]
Disclosure Of Risk Management [Line Items]
Information about risk management strategy for rights that lessor retains in underlying assets	Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.